INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Provision for Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2010	2011	2012
Current tax expense
PRC	$9,991	$14,108	$14,616
United States	67	117	96
Other	39	89	57
Deferred tax expense
PRC	(1,651)	(1,292)	(1,379)
United States	1,795	3,586	4,002
Other	3	(2)	1

Income tax expense	$10,244	$16,606	$17,393

Principal Components of Deferred Income Tax Assets/Liabilities

The principal components of the deferred income tax assets/liabilities are as follows:

	As of December 31,
	2011	2012
Current deferred tax assets:
Inventory write down	$1,544	644
Prepaid expenses and accruals	(49)	116
Target bonus accrual	1,615	2,213
Net operating loss	—	4,545
Other	1,418	1,537

Subtotal	$4,528	$9,055

Noncurrent deferred tax assets:
Net operating loss carryforwards	9,345	2,805
Deferred lease credit and deferred rent	1,228	—
Fixed asset basis difference	(2,082)	—
Intangible asset basis difference	(494)	—
Other	502	232

Subtotal	$8,499	$3,037

Total deferred tax assets	$13,027	$12,092

	As of December 31,
	2011	2012
Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	$68	$64
Others	147	688

Subtotal	$215	$752

Noncurrent deferred tax liabilities:
Intangible asset basis difference	2,293	2,707
Others	193	1,447

Subtotal	$2,486	$4,154

Total deferred tax liabilities	$2,701	$4,906

Reconciliation Between Total Income Tax Expense and Amount Computed by Applying Statutory Income Tax Rate to Income Before Taxes

A reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year Ended December 31,
	2010	2011	2012
PRC enterprise income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	(4.6)%	3.3%	3.4%
Expenses not deductible for tax purposes
Entertainment expenses	0.1%	0.2%	0.2%
Goodwill impairment	—	—	0.4%
Decrease of unrecognized tax benefit	—	—	(0.7)%
Other expenses	(0.8)%	0.1%	(0.7)%
Tax exemption and tax relief
Reduced tax rate impact	(10.8)%	(10.4)%	(9.9)%
Deferred tax effect due to tax rate change	1.4%	(1.1)%	(0.3)%
Tax true-up	(0.2)%	(0.1)%	(0.7)%

Effective tax rate	10.1%	17.0%	16.7%

Roll-Forward of Unrecognized Tax Benefits

The following table is a rollforward of unrecognized tax benefits:

	Year Ended December 31,
	2010	2011	2012
Balance as of January 1	$1,070	$1,070	$1,835
Addition for tax positions related to the current period	—	1,065	—
Decrease related to settlement with tax authority	—	—	(1,064)
Reduction due to lapse of statute of limitations	—	(300)	(771)

Balance as of December 31	$1,070	$1,835	$—